Common Shareholders' Equity (Details 2)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 05, 2018 $ / shares	Apr. 11, 2018 $ / shares	Dec. 12, 2017 $ / shares	Dec. 06, 2017 $ / shares	Dec. 06, 2016 $ / shares	Apr. 13, 2016 $ / shares	Dec. 01, 2015 $ / shares
Interim dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date	Jan. 04, 2019	Jan. 05, 2018	Jan. 05, 2018	Jan. 06, 2017
Dividend per Share | (per share)	$ 140.0000	$ 70.0000	$ 66.0000	$ 66.0000	$ 140			$ 70	$ 66		$ 66
Year of dividend	2018	2017	2016	2015
Final dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date		Apr. 26, 2018	Apr. 26, 2018	Apr. 26, 2017
Dividend per Share | (per share)		$ 108.88833	$ 110.32236	$ 97.47388		$ 108.88833	$ 110.32236			$ 97.47388
Year of dividend		2017	2016	2015